SUBSEQUENT EVENTS (Details Narrative) - shares	1 Months Ended
	Nov. 01, 2021	Oct. 18, 2021	Feb. 11, 2021
CBD Brand Partners [Member] | Series B Preferred Stock [Member]
Prederred stock shares received upon merger			800
CBD Brand Partners [Member] | Series C Preferred Stock [Member]
Prederred stock shares received upon merger			1,200,000
CBD Brand Partners [Member] | Series A Preferred Stock [Member]
Prederred stock shares received upon merger			10,000
Subsequent Event [Member]
Common stock shares issued pursuant to an amendment to a senior debt	20,000
Bloomios 2021 Incentive Stock Plan [Member] | Subsequent Event [Member]
Stock options authorised, related party		3,000,000
Stock options awarded, related party		2,600,000